Basis of Preparation - Summary of Reclassifications Or Changes In Presentation (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Reclassifications or changes in presentation [line items]
Increase in changes in other assets	₩ (1,222,952)	$ (970,458)	₩ 950,313	₩ (5,996,324)
Increase (decrease) in effect of exchange rate changes on cash and cash equivalents in foreign currency	170,639	135,408	241,544	(261,665)
Increase in beginning balance of cash and cash equivalents	25,273,273	20,055,288	20,091,735	14,490,506
Increase in ending balance of cash and cash equivalents	26,162,524	$ 20,760,942	25,273,273	20,091,735
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Reclassifications or changes in presentation [line items]
Increase in changes in other assets	175,012		4,674,874	3,129,722
Increase (decrease) in effect of exchange rate changes on cash and cash equivalents in foreign currency	88,082		83,297	(89,860)
Increase in beginning balance of cash and cash equivalents	16,164,814		11,406,643	8,366,781
Increase in ending balance of cash and cash equivalents	₩ 16,427,908		₩ 16,164,814	₩ 11,406,643